Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2010 Portfolio
September 30, 2021
VIPIFF2010-NPRT3-1121
1.822892.116
Domestic Equity Funds - 14.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	39,389	2,080,938
VIP Equity-Income Portfolio Investor Class (a)	81,683	2,174,399
VIP Growth & Income Portfolio Investor Class (a)	98,196	2,478,460
VIP Growth Portfolio Investor Class (a)	20,802	2,137,175
VIP Mid Cap Portfolio Investor Class (a)	13,573	602,080
VIP Value Portfolio Investor Class (a)	83,901	1,593,285
VIP Value Strategies Portfolio Investor Class (a)	47,528	777,080
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,854,543)		11,843,417

International Equity Funds - 18.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	498,930	6,905,186
VIP Overseas Portfolio Investor Class (a)	299,395	8,616,590
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,595,591)		15,521,776

Bond Funds - 52.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	801,957	9,166,370
Fidelity International Bond Index Fund (a)	56,420	565,893
Fidelity Long-Term Treasury Bond Index Fund (a)	161,620	2,341,868
VIP High Income Portfolio Investor Class (a)	306,096	1,662,101
VIP Investment Grade Bond Portfolio Investor Class (a)	2,147,673	29,466,068
TOTAL BOND FUNDS (Cost $40,234,195)		43,202,300

Short-Term Funds - 15.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $12,564,191)	12,564,191	12,564,191

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $70,248,520)	83,131,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	12
NET ASSETS - 100.0%	83,131,696

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	7,345,526	2,287,995	745,034	263	5,901	271,982	9,166,370
Fidelity International Bond Index Fund	-	569,265	282	-	(2)	(3,088)	565,893
Fidelity Long-Term Treasury Bond Index Fund	1,751,278	1,204,519	470,420	40,877	(38,951)	(104,558)	2,341,868
VIP Contrafund Portfolio Investor Class	2,029,729	460,745	621,595	98,680	76,410	135,649	2,080,938
VIP Emerging Markets Portfolio Investor Class	7,274,509	2,036,238	2,050,545	291,360	162,276	(517,292)	6,905,186
VIP Equity-Income Portfolio Investor Class	2,141,418	497,887	711,961	72,325	45,765	201,290	2,174,399
VIP Government Money Market Portfolio Investor Class 0.01%	12,384,059	2,464,623	2,284,491	956	-	-	12,564,191
VIP Growth & Income Portfolio Investor Class	2,440,076	574,836	846,523	75,288	93,095	216,976	2,478,460
VIP Growth Portfolio Investor Class	2,068,156	627,848	579,898	250,197	28,649	(7,580)	2,137,175
VIP High Income Portfolio Investor Class	1,516,554	235,567	138,499	12,792	(2,571)	51,050	1,662,101
VIP Investment Grade Bond Portfolio Investor Class	27,241,253	5,746,737	2,949,008	407,009	(34,161)	(538,753)	29,466,068
VIP Mid Cap Portfolio Investor Class	591,502	101,232	177,295	2,294	25,440	61,201	602,080
VIP Overseas Portfolio Investor Class	6,889,145	2,657,501	1,542,188	212,355	73,118	539,014	8,616,590
VIP Value Portfolio Investor Class	1,567,883	312,682	570,777	3,779	83,533	199,964	1,593,285
VIP Value Strategies Portfolio Investor Class	766,643	142,110	285,217	1,232	39,532	114,012	777,080
	76,007,731	19,919,785	13,973,733	1,469,407	558,034	619,867	83,131,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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